Preference Shares (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Preference Shares Issued and Outstanding

Issued and Outstanding	2024		2023
First Preference Shares	Number		Number
	of Shares	Amount	of Shares	Amount
	(thousands)	($ millions)	(thousands)	($ millions)
Series F	5,000	122	5,000	122
Series G	9,200	225	9,200	225
Series H	7,665	188	7,665	188
Series I	2,335	57	2,335	57
Series J	8,000	196	8,000	196
Series K	10,000	244	10,000	244
Series M	24,000	591	24,000	591
	66,200	1,623	66,200	1,623
Characteristics of the first preference shares are as follows:

			Reset			Right to
	Dividend	Annual	Dividend	Redemption	Redemption	Convert on
	Rate	Dividend	Yield	and/or Conversion	Value	a One-For-
First Preference Shares (1) (2)	(%)	($)	(%)	Option Date	($)	One Basis
Perpetual fixed rate
Series F	4.90	1.2250	—	Currently Redeemable	25.00	—
Series J	4.75	1.1875	—	Currently Redeemable	25.00	—
Fixed rate reset (3) (4)
Series G	6.12	1.5308	2.13	September 1, 2028	25.00	—
Series H	1.84	0.4588	1.45	June 1, 2025	25.00	Series I
Series K	5.47	1.3673	2.05	March 1, 2029	25.00	Series L
Series M	5.49	1.3733	2.48	December 1, 2029	25.00	Series N
Floating rate reset (4) (5)
Series I	(5)	—	1.45	June 1, 2025	25.00	Series H
Series L	—	—	—	—	—	Series K
Series N	—	—	—	—	—	Series M
(1)    Holders are entitled to receive a fixed or floating cumulative quarterly cash dividend as and when declared by the Board of Directors of the Corporation, payable in equal installments on the first day of each quarter.
(2)    On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding first preference shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the dates fixed for redemption, and in the case of the first preference shares that reset, on every fifth anniversary date thereafter.
(3)    On the redemption and/or conversion option date, and on each five-year anniversary thereafter, the reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed dividend rate, which is the sum of the five-year Government of Canada Bond Yield on the applicable reset date, plus the applicable reset dividend yield.
(4)    On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their shares into an equal number of Cumulative Redeemable first preference shares of a specified series.
(5)    The floating quarterly dividend rate will be reset every quarter based on the then current three‑month Government of Canada Treasury Bill rate plus the applicable reset dividend yield.